Inventories	12 Months Ended
Dec. 31, 2025
Disclosure of Inventories [Abstract]
Inventories	Inventories

	2025	2024
Raw materials	136,026	101,510
Finished goods (Note 5)	170,245	188,154
	306,271	289,664